S000027378 [Member] Investment Strategy - AB Bond Inflation Strategy	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks real return. Real return is the rate of return after adjusting for inflation.
The Fund pursues its objective by investing principally in inflation-indexed securities (such as Treasury Inflation-Protected Securities (“TIPS”) or inflation-indexed securities from issuers other than the U.S. Treasury) or by gaining inflation protection through derivatives transactions, such as inflation (CPI) swaps or total return swaps linked to TIPS. In deciding whether to purchase inflation-indexed securities or use inflation-linked derivatives transactions, the Adviser considers the relative costs and efficiency of each method. In addition, in seeking to maximize real return, the Fund may also invest in other fixed-income investments, such as U.S. and non-U.S. Government securities, corporate fixed-income securities and mortgage-related securities, as well as derivatives linked to such securities. Under normal circumstances, the Fund invests at least 80% of its net assets in fixed-income securities. While the Fund expects to invest principally in investment-grade securities, it may invest up to 15% of its total assets in fixed-income securities rated BB or B or the equivalent by at least one nationally recognized statistical rating organization (or deemed by the Adviser to be of comparable credit quality), which are not investment-grade (“junk bonds”).
Inflation-indexed securities are fixed-income securities structured to provide protection against inflation. Their principal value and/or the interest paid on them are adjusted to reflect official inflation measures. The inflation measure for TIPS is the Consumer Price Index for Urban Consumers, or the CPI. The Fund may also invest in other inflation-indexed securities, issued by both U.S. and non-U.S. issuers, and in derivative instruments linked to these securities.
The Fund may invest in derivatives, such as options, futures contracts, forwards, or swaps. The Fund intends to use leverage for investment purposes. To do this, the Fund expects to enter into (i) reverse repurchase agreement transactions and use the cash made available from these transactions to make additional investments in fixed-income securities in accordance with the Fund’s investment policies and (ii) total return swaps. In determining when and to what extent to employ leverage or enter into derivatives transactions, the Adviser considers factors such as the relative risks and returns expected of potential investments and the costs of such transactions. The Adviser considers the impact of reverse repurchase agreements, swaps and other derivatives in making its assessments of the Fund’s risks. The resulting exposures to markets, sectors, issuers or specific securities will be continuously monitored by the Adviser.
The Adviser selects securities for purchase or sale based on its assessment of the securities’ risk and return characteristics as well as the securities’ impact on the overall risk and return characteristics of the Fund. In making this assessment, the Adviser takes into account various factors, including the credit quality and sensitivity to interest rates of the securities under consideration and of the Fund’s other holdings.
The Fund may also invest in loan participations and assignments, structured securities, mortgage-backed and other asset-backed securities, variable, floating, and inverse floating-rate instruments, and preferred stock, and may use other investment techniques.
The Fund may invest in fixed-income securities of any maturity and duration. If the rating of a fixed-income security falls below investment-grade, the Fund will not be obligated to sell the security and may continue to hold it if, in the Adviser’s opinion, the investment is appropriate under the circumstances.